FINANCIAL INSTRUMENTS - Undiscounted cash flows (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Undiscounted contractual obligations
Accounts payable and accrued liabilities	$ 5,846,672	$ 5,348,110
Loan payable	40,000	30,000
Lease obligations	37,339,063	9,463,505
Total financial liabilities	43,225,735	14,841,615
Total commitments	5,251,405	10,889,732
Total	48,477,140	25,731,347
Less than 1 year
Undiscounted contractual obligations
Accounts payable and accrued liabilities	5,846,672	5,348,110
Lease obligations	3,855,603	1,477,942
Total financial liabilities	9,702,275	6,826,052
Total commitments	750,769	1,402,761
Total	10,453,044	8,228,813
1 year to 3 years
Undiscounted contractual obligations
Loan payable	40,000	30,000
Lease obligations	8,295,120	2,295,745
Total financial liabilities	8,335,120	2,325,745
Total commitments	1,299,973	2,561,337
Total	9,635,093	4,887,082
3 years to 5 years
Undiscounted contractual obligations
Lease obligations	8,459,641	1,988,112
Total financial liabilities	8,459,641	1,988,112
Total commitments	1,138,347	2,420,290
Total	9,597,988	4,408,402
Over 5 years
Undiscounted contractual obligations
Lease obligations	16,728,699	3,701,706
Total financial liabilities	16,728,699	3,701,706
Total commitments	2,062,316	4,505,344
Total	$ 18,791,015	$ 8,207,050